Organization and Basis of Presentation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 segment	Dec. 31, 2013 metal_bakeware_manufacturing_plant glass_manufacturing_plant segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments	4	4
Number of glass manufacturing plants		2
Number of metal bakeware manufacturing plants		2